Variable Interest Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Variable Interest Entities
Variable Interest Entities

Note 13: Variable Interest Entities

P3 LLC has Management Services Agreements (“MSAs”) and deficit funding agreements with the Network. The MSAs provide that the P3 LLC will furnish administrative personnel, office supplies and equipment, general business services, contract negotiation, and billing and collection services to the Network. Fees for these services are the excess of the Network’s revenue over expenses. Per the deficit funding agreements, P3 LLC is obligated to advance funds, as needed, to support the Network’s working capital needs to the extent operating expenses exceed gross revenue. These advances accrue interest at a rate of prime plus 2%. Net advances made to the Network and accrued interest on those advances are presented within due to consolidated entities of P3 in the table below. Additionally, P3 LLC entered into stock transfer restriction agreements with the practice shareholders of the Network, which, by way of a call option, unequivocally permit P3 LLC to appoint successor physicians if a practice shareholder vacates their ownership position. Accordingly, P3 LLC identifies itself as the primary beneficiary of the Network. Practice shareholders, who are employees of P3 LLC, retain equity ownership in the Network, which represents nominal non-controlling interests; however, the non-controlling interests do not participate in the profit or loss of the Network.

P3 LLC, directly or indirectly via its wholly owned subsidiaries, may not use or access any net assets of these VIEs to settle its obligations or the obligations of its wholly owned subsidiaries. Additionally, the creditors of the VIEs do not have recourse to the net assets of P3 LLC.

Since P3 LLC represents substantially all the assets and liabilities of the Company, the following tables provide a summary of the assets, liabilities, and operating performance of only VIEs held at the P3 LLC level.

	March 31, 2023	December 31, 2022

	(in thousands)
ASSETS
Cash	$—	$1,759
Clinic fees and insurance receivables, net	639	323
Prepaid expenses and other current assets	1,229	121
Other receivable	13	855
Property and equipment, net	43	44
Other long-term assets	114	—
Due from consolidated entities of P3	10,123	3,012
TOTAL ASSETS	12,161	6,114
LIABILITIES AND MEMBERS’ DEFICIT
Accounts payable	5,725	7,800
Accrued expenses and other current liabilities	546	262
Accrued payroll	2,381	1,885
Claims payable	7,087	—
Other long-term liabilities	1,023	—
Due to consolidated entities of P3	41,540	36,025
TOTAL LIABILITIES	58,302	45,972
MEMBERS’ DEFICIT	(46,141)	(39,858)
TOTAL LIABILITIES AND MEMBERS’ DEFICIT	$12,161	$6,114

	Three Months Ended March 31,
	2023	2022

	(in thousands)
Revenue	$10,839	$12,914
Expense	13,675	14,920
Net loss	$(2,836)	$(2,006)

Note 23: Variable Interest Entities

P3 LLC has Management Services Agreements (“MSAs”) and deficit funding agreements with the Network. The MSAs provide that the P3 LLC will furnish administrative personnel, office supplies and equipment, general business services, contract negotiation, and billing and collection services to the Network. Fees for these services are the excess of the Network’s revenue over expenses. Per the deficit funding agreements, P3 LLC is obligated to advance funds, as needed, to support the Network’s working capital needs to the extent operating expenses exceed gross revenue. These advances accrue interest at a rate of prime plus 2%. Net advances made to the Network and accrued interest on those advances are presented within due to consolidated entities of P3 in the table below. Additionally, P3 LLC entered into stock transfer restriction agreements with the practice shareholders of the Network, which, by way of a call option, unequivocally permit P3 LLC to appoint successor physicians if a practice shareholder vacates their ownership position. Accordingly, P3 LLC identifies itself as the primary beneficiary of the Network. Practice shareholders, who are employees of P3 LLC, retain equity ownership in the Network, which represents nominal non-controlling interests; however, the non-controlling interests do not participate in the profit or loss of the Network.

P3 LLC, directly or indirectly via its wholly owned subsidiaries, may not use or access any net assets of these VIEs to settle its obligations or the obligations of its wholly owned subsidiaries. Additionally, the creditors of the VIEs do not have recourse to the net assets of P3 LLC.

Since P3 LLC represents substantially all the assets and liabilities of the Company, the following tables provide a summary of the assets, liabilities, and operating performance of only VIEs held at the P3 LLC level.

	December 31,
	2022	2021
ASSETS
Cash	$1,759	$7,570
Clinic fees and insurance receivables, net	323	61
Prepaid expenses and other current assets	121	407
Other receivable	855	—
Property and equipment, net	44	36
Goodwill	—	—
Due from consolidated entities of P3	3,012	—
Investment in other P3 entities	—	6,000
TOTAL ASSETS	$6,114	$14,074
LIABILITIES AND MEMBERS’ DEFICIT
Accounts payable	$7,800	$4,779
Accrued expenses and other current liabilities	262	26
Accrued payroll	1,885	1,303
Due to consolidated entities of P3	36,025	24,111
TOTAL LIABILITIES	45,972	30,219
MEMBERS’ DEFICIT	(39,858)	(16,145)
TOTAL LIABILITIES AND MEMBERS’ DEFICIT	$6,114	$14,074

	Successor		Predecessor
	Year Ended	December 3, 2021	January 1, 2021
	December 31,	through December 31,	through December 2,
	2022	2021	2021
Revenue	$55,237	$844	$7,580
Expenses	69,638	1,203	12,293
Net loss	$(14,401)	$(359)	$(4,713)